Income Taxes	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes
10. Income Taxes
The domestic and foreign components of (loss) before provision for income taxes and the provision for income taxes were as follows (in millions):

	Years Ended June 30,
	2021	2020	2019
United Kingdom	$(125.3)	$(118.2)	$(96.3)
United States	(53.8)	(24.5)	(42.0)
Other foreign	14.8	18.1	12.1

Net loss before benefit from income taxes	$(164.3)	$(124.6)	$(126.2)

Income tax provision (benefit):
Current:
United Kingdom	0.3	0.6	1.1
United States	2.4	(6.2)	1.9
Other foreign	9.4	16.1	9.6

Total current provision	$12.1	$10.5	$12.6

Deferred:
United Kingdom	—	(0.4)	(0.3)
United States	(15.5)	1.3	(7.2)
Other foreign	(2.5)	(16.9)	(9.3)

Total deferred benefit	(18.0)	(16.0)	(16.8)

Total benefit from income taxes	$(5.9)	$(5.5)	$(4.2)

The provision (benefit) for income taxes differs from the amount computed by applying the U.K. statutory income tax rate to loss before provision for income taxes as follows:

	Years Ended June 30,
	2021	2020	2019
Income tax at U.K. statutory rate	19%	19%	19%
Subpart F & GILTI	(1%)	(2%)	(4%)
Foreign taxes, including U.S.	(1%)	1%	3%
Transaction costs	(1%)	—	—
Change in valuation allowance	4%	(8%)	1%
Unrecognized tax benefits	(1%)	11%	—
Nondeductible interest expense	(14%)	(17%)	(14%)
Other	(1%)	—	(2%)

Total effective income tax rate	4%	4%	3%

During the fourth quarter of fiscal year ended June 30, 2021, the Finance Act 2021 (the Act) was enacted in the United Kingdom. The Act increases the corporate income tax rate from 19% to 25% effective April 1, 2023. The income tax impact of remeasurement on the Company’s existing deferred tax balances was immaterial as a result of the valuation allowance maintained against the Company’s U.K. net deferred tax assets.
On March 27, 2020, President Trump signed into U.S. federal law the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), which provides emergency assistance and health care for individuals, families, and businesses affected by the
COVID-19
pandemic. Namely, the Adjusted Taxable Income (“ATI”) limit calculation for Section 163(j) interest limitation purposes was increased from 30% to 50%. This temporary change in tax law is in effect for tax years beginning during 2019 and 2020, and reduced U.S. taxable income by $3.4 million and $2.2 million for the years ended June 30, 2021, and June 30, 2020, respectively, with no impact to the effective tax rate. The other relief provisions will not have a material impact on the Company’s consolidated financial statements.
On June 29, 2020, the California governor signed Assembly Bill 85 (“AB 85”) into law. AB 85 limits the use of business incentive tax credits and suspends the use of California net operating losses for 2020, 2021, and 2022 for companies with taxable income of $1 million or more. The Company has assessed the impact of AB 85 and determined there is no impact to the effective tax rate.
Mirion has recorded a deferred tax liability of $0.9 million and 0.7 million related to undistributed earnings of certain foreign subsidiaries as of fiscal year 2021 and fiscal year 2020, respectively. Taxes of approximately $26.7 million have not been provided on approximately $220 million of certain earnings and profits of U.S. controlled foreign corporations and approximately $71.4 million of undistributed US GAAP retained earnings of other non-US
foreign subsidiaries held outside the US group which are permanently reinvested.

The components of the Company’s net deferred tax assets and liabilities consist of the following (in millions):

	Years Ended June 30,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$29.2	$29.2
Federal and state credit carryforwards	14.3	16.4
Property, plant and equipment	0.6	2.6
Deferred and other revenue differences	4.0	—
Interest carryforwards	11.2	4.9
Other reserves and accrued expenses	15.0	9.0
Other assets	3.7	4.7

Total deferred tax assets	78.0	66.8
Less: valuation allowance	(29.1)	(29.0)

Net deferred tax assets	$48.9	$37.8

	Years Ended June 30,
	2021	2020
Deferred tax liabilities:
Purchased technologies and other intangibles	$(75.0)	$(58.2)
Deferred and other revenue differences	(8.1)	(0.8)
Property, plant and equipment	(3.9)	(3.0)
Other liabilities	(1.8)	(4.1)

Total deferred tax liabilities	(88.8)	(66.1)

Net deferred tax liabilities	$(39.9)	$(28.3)

Management regularly evaluates the recoverability of deferred tax assets and recognizes the tax benefit only if reassessment demonstrates that they are more likely than not realizable. At such time, if it is determined that it is more likely than not that the deferred tax assets are realizable, the valuation allowance will be adjusted. In assessing the need for a valuation allowance, Management considers all available evidence, both positive and negative, including reversals of existing temporary differences; historical levels of income; expectations and risks associated with estimates of future taxable income; and any ongoing tax planning strategies. At June 30, 2021, the Company evaluated the realizability of the deferred tax assets and concluded that a valuation allowance of $29.1 million mostly relating to U.S. foreign tax credit carryovers and
non-U.S.
net operating losses and restricted interest carryforwards should continue to be recorded. At June 30, 2020 the valuation allowance was $29.0 million mostly relating to U.S. federal and state net operating losses and foreign tax credit carryovers. The Company increased the valuation allowance by $0.1 million and $10.3 million for the periods ended June 30, 2021, and June 30, 2020, respectively.

	Years Ended June 30,
	2021	2020
Valuation allowance balance – beginning of fiscal year	$29.0	$18.7
Increases resulting from business combinations	0.5	0.3
Other increases	8.6	10.0
Other decreases	(9.0)	—

Valuation allowance balance – end of fiscal year	$29.1	$29.0

A majority of the other decreases is attributable to a change in the realizability of U.S. deferred tax assets upon the acquisition of Sun Nuclear.

As of June 30, 2021, the Company had U.S. federal, U.S. state, and
non-U.S.
net operating loss carryforwards of $52.6 million, $61.8 million, and $54.5 million, respectively. A majority of the U.S. federal net operating losses will expire in fiscal year 2037 through fiscal year 2038. A majority of the U.S. state net operating losses will continue to expire in fiscal year 2022 through fiscal year 2041. Materially, the foreign net operating losses have an indefinite carryover period. As of June 30, 2021, the Company had U.S. and foreign tax credit carryforwards of $15.2 million and $0.4 million, respectively, available to offset future U.S. federal and foreign income taxes payable. U.S. and foreign tax credit carryforwards will expire in fiscal year 2022 through fiscal year 2040.
In the event the Company should experience an ownership change, utilization of certain of its non-U.S. net operating loss carryforwards and tax credits could be limited. In addition, the Company’s ability to utilize U.S. federal and state net operating loss and tax credit carryforwards may be subject to further substantial restrictions under Section 382 of the Internal Revenue Code and similar state tax laws.
As of June 30, 2021, the Company had $5.0 million of unrecognized tax benefits related to uncertain tax positions, $3.4 million of which would affect its effective tax rate if recognized. Management does not believe the unrecognized tax benefits as of June 30, 2021, will materially change in the next 12 months. As of June 30, 2020, the Company had $0.8 million of unrecognized tax benefits related to uncertain tax positions, $0.7 million of which would affect its effective tax rate if recognized. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions):

	Years Ended June, 30
	2021	2020
Balance, beginning of year	$0.8	$13.9
Current year additions to positions	2.6	—
Additions from business combinations	1.7	—
Lapse of applicable statute of limitations	(0.1)	(13.1)
Foreign currency translation adjustments	—	—

Balance, end of year	$5.0	$0.8

The Company has recorded $2.1 million and $0.8 million of unrecognized tax benefits as noncurrent income taxes payable as of June 30, 2021, and June 30, 2020, respectively, and $2.9 million of unrecognized tax benefits as a reduction of net deferred tax assets included in other liabilities in the accompanying consolidated balance sheets at June 30, 2021.
The Company recognizes interest and penalties related to uncertain tax positions as a component of income tax expense. Accrued interest and penalties as of June 30, 2021 and June 30, 2020, were approximately $0.6 million and $0.3 million, respectively. The ultimate amount and timing of any future cash settlements cannot be predicted with reasonable certainty.
The Company conducts business globally and, as a result, one or more of its subsidiaries files income tax returns in the U.K. jurisdiction, U.S. federal and various state and other foreign jurisdictions. In the normal course of business, the Company is subject to examination by taxing authorities throughout the world, including such major jurisdictions as the United Kingdom, France, Germany, Canada, and the United States. With the exception of a few insignificant jurisdictions, the Company is no longer subject to U.S. federal or
non-U.S.
income tax examinations for years prior to fiscal 2014. The Company is no longer subject to U.S. state and local income tax examinations for years prior to fiscal 2004.

In many cases, the Company’s uncertain tax positions are related to tax years that remain subject to examination by tax authorities. The following describes open tax years by major tax jurisdictions as of June 30, 2021:

Years Open
Jurisdiction:
Canada	2014 –2021
France	2018 –2021
Germany	2015 –2021
United Kingdom	2018 – 2021
United States—Federal	2015 – 2021
United States—State	2004 – 2021